Capital Management	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Capital Management
Note 7: Capital Management
Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and our internal assessment of required economic capital; underpins our operating groups’ business strategies and considers the market environment; supports depositor, investor and regulator confidence, while building long-term shareholder value; and is consistent with our target credit ratings.
As at July 31, 2024, we met OSFI’s target capital ratio requirements, which include a 2.5% Capital Conservation Buffer, a 1.0% Common Equity Surcharge for Domestic Systemically Important Banks
(D-SIBs),
a Countercyclical Buffer and a 3.5% Domestic Stability Buffer (DSB) applicable to
D-SIBs.
As announced by OSFI
on
June
 20,
 2023, the DSB level was increased to 3.5% effective November 1, 2023.
On
June
18,
2024, OSFI announced that the DSB will remain at 3.5%. Our capital position as at July 31, 2024 is further detailed in the Capital Management section of our interim Management’s Discussion and Analysis.
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	July 31, 2024	October 31, 2023
CET1 Capital	$55,605	$52,914
Tier 1 Capital	63,598	59,785
Total Capital	73,530	68,718
TLAC	122,053	114,402
Risk-Weighted Assets	428,860	424,197
Leverage Exposures	1,480,736	1,413,036
CET1 Ratio	13.0%	12.5%
Tier 1 Capital Ratio	14.8%	14.1%
Total Capital Ratio	17.1%	16.2%
TLAC Ratio	28.5%	27.0%
Leverage Ratio	4.3%	4.2%
TLAC Leverage Ratio	8.2%	8.1%

(1)	Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity (TLAC) Guideline.